Events After Reporting Period	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Events After Reporting Period

54	EVENTS AFTER REPORTING PERIOD
No other significant events occurred between the end of the fiscal year and the issuance of these consolidated Financial Statements that may materially affect the financial position or the profit and loss for the fiscal year, not disclosed in these consolidated Financial Statements.